Property and equipment (Tables)	12 Months Ended
Oct. 31, 2018
Statements Line Items
Disclosure of detailed information about property, plant and equipment
Cost	2018	2017	2016
Computers	$55,723	$53,701	$53,263
Furniture and equipment	25,989	25,989	25,989
Total cost	$81,712	$79,690	$79,252

Accumulated depreciation	2018	2017	2016
Computers	$46,495	$43,879	$42,275
Furniture and equipment	25,989	25,989	25,989
Total accumulated amortization	$72,484	$69,868	$68,264
Net book value	$9,228	$9,822	$10,988